FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: 	September 30, 2004


Check here if Amendment [x  ]; Amendment Number:

This Amendment (Check only one):	[  ] is a restaurant.

					[x  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		JHC Capital Management, LLC
Address:	8 Sound Shore Drive, Suite 215
		Greenwich, CT 06830

13F File Number:	n/a


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Megan Butler

Title:		Chief Operating Officer

Phone:		203-661-3574

Signature, Place, and Date of Signing:

Megan Butler	Greenwich, CT	November 15, 2004


Report Type (Check only One):

[X] 13F HOLDINGS REPORT

[  ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	______NONE__________


Form 13F Information Table Entry Total:	______63______________


Form 13F Information Table Value Total:	______$38,687__________
						           (thousands)






List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No	13F File Number	Name

NONE



	     Title	  								    Sole		of			Value				Investment 	   Voting
Name of Issuer	     Class	 Cusip    (thousands)	Shares	Discretion	 Authority

Mobius Management		COM	606925105	$2,295 	253,605	Sole		  253,605

Cybersource			COM	23251J106	 2,333 	483,108 	Sole		  483,108
The SCO Group		COM	78403A106	 1,858 	483,897 	Sole		  483,897
Jacada Ltd			COM	M6184R101	 1,272 	519,570 	Sole		  519,570
infoUSA			COM	456818301	 1,158 	130,000 	Sole		  130,000
Westell Technologies	COM	957541105	 1,137 	220,000 	Sole		  220,000
Arris Group			COM	04269Q100	 1,096 	210,000 	Sole		  210,000
Eclipsys Corp	 	COM	278856109	 1,092 	 70,000 	Sole		   70,000
S1 Corporation	 	COM	78463B101	 1,077 	135,000 	Sole		  135,000
Autobytel			COM	05275N106	 1,076 	120,000 	Sole		  120,000
Neoforma Inc		COM	640475505	 1,061 	114,000 	Sole		  114,000
ValueClick Inc		COM	92045N102	 1,038 	110,000 	Sole		  110,000
Internet Capital Group	COM	46059c205	   969 	150,000 	Sole		  150,000
Pegasystems			COM	705573103	   907 	130,000 	Sole		  130,000
Verity			COM	92343c106	   901 	 70,000 	Sole		   70,000
Digital Impact		COM	25385G106	   883 	631,275 	Sole		  631,275
Ultratech Inc	 	COM	904034105	   861 	 55,000 	Sole		   55,000
Digi Intl			COM	253798102	   800 	 70,000 	Sole	  	   70,000
Scientific-Atlanta	COM	808655104	   777 	 30,000 	Sole		   30,000
Stellant Inc		COM	85856W105	   771 	100,000 	Sole		  100,000
Intevac Inc			COM	461148108	   759 	121,000 	Sole		  121,000
Aspen Technology		COM	045327103	   699 	100,000 	Sole		  100,000
PC-Tel Inc			COM	69325Q105	   660 	 80,000 	Sole		   80,000
Rainmaker Systems 	COM	750875106	   640 	400,000 	Sole		  400,000
Electronic Clearing	COM	285562500      616 	 70,000 	Sole		   70,000
Microstrategy Inc		COM	594972408	   616 	 15,000 	Sole		   15,000
The Ultimate Software	COM	90385d107	   614 	 50,000 	Sole		   50,000
Findwhat.com	 	COM	317794105	   561 	 30,000 	Sole		   30,000
Ascential Software	COM	04362P207	   538 	 40,000 	Sole		   40,000
The TriZetto Group	COM	896882107	   524 	 90,000 	Sole		   90,000
Citadel Security		COM	17288Q109	   498 	200,000 	Sole		  200,000
Color Kinetics Inc	COM	19624P100	   483 	 37,800 	Sole		   37,800
Indus Intl			COM	45578L100	   474 	300,000 	Sole		  300,000
On Track Innovations 	COM	M8791A109	   469 	 50,000 	Sole		   50,000

ADTRAN, Inc		 	COM	00738A106	   453 	 20,000 	Sole		   20,000
iPASS, Inc			COM	46261V108	   449 	 75,000 	Sole		   75,000
Lumera Corp			COM	55024r106	   444 	 75,000 	Sole		   75,000
Pervasive Software	COM	715710109	   419 	 70,000 	Sole		   70,000
Microvision Inc		COM	594960106	   414 	 70,000 	Sole		   70,000
24/7 Real Media Inc	COM	901314203	   383 	100,000 	Sole		  100,000
eCOST.com			COM	901314203	   375 	 50,000 	Sole		   50,000
eFunds Corp		 	COM	28224R101	   371 	 20,000 	Sole		   20,000
Channell Commercial 	COM	159186105	   365 	 92,400 	Sole		   92,400
Openwave Systems		COM	683718308	   352 	 40,000 	Sole		   40,000
InfoSonics Corp		COM	456784107	   344 	100,000 	Sole		  100,000
Imergent, Inc		COM	45247q100	   340 	 40,000 	Sole		   40,000
Intrado Inc		 	COM	46117A100	   303 	 30,000 	Sole		   30,000

NIC Inc			COM	62914B100	   268 	 50,000 	Sole		   50,000
UCN Inc.			COM	902636109	   230 	100,000 	Sole		  100,000
Hollywood Media Corp	COM	436233100	   203 	 60,000 	Sole		   60,000

Corvis Corp		 	COM	221009103	   200 	250,000 	Sole		  250,000
Open Text Corp	 	COM	683715106	   172 	 10,000 	Sole		   10,000
Printronix, Inc   	COM	742578107	   150 	 10,000 	Sole		   10,000
Glenayre Technologies 	COM	045327103	   150 	 83,800 	Sole		   83,800
Register.com		COM	75914g101	   138 	 25,500 	Sole		   25,500
Net2Phone Inc		COM	64108N106	   128 	 40,000 	Sole		   40,000
ILOG S.A.			COM	452360100	   118 	 12,000 	Sole		   12,000
Bindview Development	COM	090327107	    83 	 25,100 	Sole		   25,100
OSI Systems			COM	671044105	    80 	  5,000 	Sole		    5,000

West Corporation	 	COM	952355105	    78 	  3,000 	Sole		    3,000
Dynabazaar Inc	 	COM	26779R104	    76 	255,605 	Sole		  255,605
Descartes Systems 	COM	249906108	    49 	 43,062 	Sole		   43,062
Interland, Inc		COM	458727203	    39 	 11,100 	Sole		   11,100